Income Taxes (Valuation Allowance on Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Federal net operating loss carryforwards	$ 308,738	$ 312,113
Internal Revenue Service (IRS)
Operating Loss Carryforwards [Line Items]
Total net operating losses	912,700
Operating loss carryforwards, valuation allowance	200,500
Internal Revenue Service (IRS) | General Business Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	10,700
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Federal net operating loss carryforwards	653,500
Operating loss carryforwards, valuation allowance	$ 47,300